Benefit Plans (Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity Information [Line Items]
Benefit obligation				$ 731,825	$ 723,887
Plan assets				674,430	647,573
Benefit obligation in excess of plan assets	$ 41,088	$ 44,094	$ 47,100	57,395	76,314
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Benefit obligation				731,825	723,887
Plan assets				674,430	647,573
Benefit obligation in excess of plan assets	$ 41,088	$ 44,094	$ 47,100	$ 57,395	$ 76,314